SEGMENT REPORTING - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting as per business segments
Net sales	R$ 68,916,447	R$ 82,412,210	R$ 78,345,081
Cost of sales	(57,583,992)	(63,661,156)	(57,527,721)
GROSS PROFIT	11,332,455	18,751,054	20,817,360
Selling, general and administrative expenses	(2,207,636)	(2,187,618)	(2,105,951)
Other operating income (expenses)	511,030	36,271	519,731
Eletrobras compulsory loan recovery			1,391,280
Results in operations with subsidiary and joint ventures			(162,913)
Impairment of non-financial assets	0	0	0
Impairment of financial assets	(10,728)	(81)	357
Equity in earnings of unconsolidated companies	827,606	1,151,827	563,158
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	10,452,727	17,751,453	21,023,022
Financial result, net	(1,106,122)	(1,892,426)	(750,454)
INCOME BEFORE TAXES	9,346,605	15,859,027	20,272,568
Income and social contribution taxes	(1,809,622)	(4,379,475)	(4,713,630)
NET INCOME	7,536,983	11,479,552	15,558,938
Supplemental information:
Net sales between segments	1,275,206	2,463,972	(2,087,596)
Depreciation/amortization	3,047,212	2,866,699	2,658,561
Investments in associates and joint ventures	3,858,449	3,896,518	3,340,775	R$ 2,271,629
Total assets	74,885,144	73,798,652	73,814,613
Total liabilities	25,646,281	27,500,459	30,998,964
Operating Segments | Brazil Operation
Segment reporting as per business segments
Net sales	26,830,683	32,971,136	34,757,720
Cost of sales	(24,172,216)	(27,083,063)	(22,496,140)
GROSS PROFIT	2,658,467	5,888,073	12,261,580
Selling, general and administrative expenses	(868,530)	(819,806)	(781,942)
Other operating income (expenses)	(50,664)	31,212	137,649
Impairment of financial assets	(10,044)	946	7,823
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,729,229	5,100,425	11,625,110
Financial result, net	(531,412)	(669,951)	(538,341)
INCOME BEFORE TAXES	1,197,817	4,430,474	11,086,769
Income and social contribution taxes	(293,344)	(1,105,203)	(2,769,495)
NET INCOME	904,473	3,325,271	8,317,274
Supplemental information:
Net sales between segments	940,632	1,023,664	(1,186,719)
Depreciation/amortization	1,695,487	1,459,472	1,323,598
Total assets	23,788,261	25,664,151	24,835,717
Total liabilities	8,849,071	8,801,615	8,105,443
Operating Segments | North America Operation
Segment reporting as per business segments
Net sales	26,857,690	31,098,937	27,838,000
Cost of sales	(21,062,243)	(22,694,132)	(22,416,578)
GROSS PROFIT	5,795,447	8,404,805	5,421,422
Selling, general and administrative expenses	(629,852)	(628,881)	(639,370)
Other operating income (expenses)	(12,863)	(14,902)	42,141
Impairment of financial assets	(641)	(3,219)	(7,668)
Equity in earnings of unconsolidated companies	591,354	884,437	279,948
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	5,743,445	8,642,240	5,096,473
Financial result, net	173,862	72,145	(156,437)
INCOME BEFORE TAXES	5,917,307	8,714,385	4,940,036
Income and social contribution taxes	(1,243,406)	(1,848,548)	(1,092,146)
NET INCOME	4,673,901	6,865,837	3,847,890
Supplemental information:
Net sales between segments	152,186	92,927	(70,904)
Depreciation/amortization	620,934	612,784	627,483
Investments in associates and joint ventures	2,766,406	2,428,237	1,871,274
Total assets	22,589,796	21,767,488	22,096,314
Total liabilities	3,064,061	3,843,178	4,603,424
Operating Segments | South America Operation
Segment reporting as per business segments
Net sales	5,118,150	7,179,691	6,856,766
Cost of sales	(4,014,010)	(5,532,144)	(5,332,853)
GROSS PROFIT	1,104,140	1,647,547	1,523,913
Selling, general and administrative expenses	(137,203)	(154,782)	(157,912)
Other operating income (expenses)	34,604	8,291	27,514
Impairment of financial assets	(1,007)	(81)	(1,073)
Equity in earnings of unconsolidated companies	230,176	277,108	268,291
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,230,710	1,778,083	1,660,733
Financial result, net	(722,790)	(819,625)	(314,473)
INCOME BEFORE TAXES	507,920	958,458	1,346,260
Income and social contribution taxes	(170,516)	(295,603)	(377,286)
NET INCOME	337,404	662,855	968,974
Supplemental information:
Net sales between segments	45	8,797	(16,297)
Depreciation/amortization	195,030	232,010	213,001
Investments in associates and joint ventures		1,060,770	1,071,333
Total assets	4,428,996	7,488,279	7,113,706
Total liabilities	1,373,802	2,668,313	2,376,176
Operating Segments | Special Steel Operation
Segment reporting as per business segments
Net sales	11,385,130	13,626,418	10,980,191
Cost of sales	(9,687,587)	(11,185,898)	(9,427,221)
GROSS PROFIT	1,697,543	2,440,520	1,552,970
Selling, general and administrative expenses	(281,302)	(266,148)	(233,348)
Other operating income (expenses)	(26,398)	12,854	71,287
Impairment of financial assets	(990)	2,953	1,275
Equity in earnings of unconsolidated companies	10,582	9,243	28,831
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,399,435	2,199,422	1,421,015
Financial result, net	(294,454)	(270,552)	(238,249)
INCOME BEFORE TAXES	1,104,981	1,928,870	1,182,766
Income and social contribution taxes	(262,627)	(483,480)	(287,292)
NET INCOME	842,354	1,445,390	895,474
Supplemental information:
Net sales between segments	134,453	136,719	(74,714)
Depreciation/amortization	482,144	554,707	487,114
Investments in associates and joint ventures	268,522	256,813	251,668
Total assets	11,885,419	13,193,959	13,658,147
Total liabilities	2,881,499	2,601,359	2,801,071
Eliminations and Adjustments
Segment reporting as per business segments
Net sales	(1,275,206)	(2,463,972)	(2,087,596)
Cost of sales	1,352,064	2,834,081	2,145,071
GROSS PROFIT	76,858	370,109	57,475
Selling, general and administrative expenses	(290,749)	(318,001)	(293,379)
Other operating income (expenses)	566,351	(1,184)	241,140
Eletrobras compulsory loan recovery			1,391,280
Results in operations with subsidiary and joint ventures			(162,913)
Impairment of financial assets	1,954	(680)
Equity in earnings of unconsolidated companies	(4,506)	(18,961)	(13,912)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	349,908	31,283	1,219,691
Financial result, net	268,672	(204,443)	497,046
INCOME BEFORE TAXES	618,580	(173,160)	1,716,737
Income and social contribution taxes	160,271	(646,641)	(187,411)
NET INCOME	778,851	(819,801)	1,529,326
Supplemental information:
Net sales between segments	47,890	1,201,865	(738,962)
Depreciation/amortization	53,617	7,726	7,365
Investments in associates and joint ventures	823,521	150,698	146,500
Total assets	12,192,672	5,684,775	6,110,729
Total liabilities	R$ 9,477,848	R$ 9,585,994	R$ 13,112,850